11. Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

ASC 855-16-50-4 establishes accounting and disclosure requirements for subsequent events. ASC 855 details the period after the balance sheet date during which we should evaluate events or transactions that occur for potential recognition or disclosure in the financial statements, the circumstances under which we should recognize events or transactions occurring after the balance sheet date in its financial statements and the required disclosures for such events. We have evaluated all subsequent events through the date these consolidated financial statements were issued, and determined the following are material to disclose:

In January 2016 we issued 500,000 shares of restricted and unregistered shares of common stock for cash proceed of $15,000.

In January 2016 we entered into a lease agreement for office space with a 12 month term. Company pays $450 a month for space rented.

In January 2016 we issued a total of 2,500,000 shares of restricted and unregistered shares of common stock as compensation to our officers, valued at $142,250.

In February 2016, a convertible note holder converted $4,275 of principal for 250,000 shares of the Company’s common stock.

In February 2016, a convertible note holder converted $58,482, total principal and interest for 3,744,015 of the Company’s common stock.

In February 2016, a convertible promissory note was modified to remove the conversion feature while the remaining note terms stayed the same.

In February 2016 we issued 75,000 shares of restricted and unregistered shares of common stock to a Director for services totaling $14,250.

In February 2016 we entered in a $50,000 web development services agreement that included the issuance of 603,449 shares of restricted and unregistered shares of common stock for website development services totaling $35,000.

In February 2016 we issued 100,000 shares of restricted and unregistered shares of common stock for consulting services totaling $5,690.

In February 2016 we issued 150,000 shares of restricted and unregistered shares of common stock for consulting services totaling $8,535.

In February 2016 we issued 35,000 shares of restricted and unregistered shares of common stock for consulting services totaling $1,992.

In February 2016 we settled $3,850 payment related to legal claim conducted via Quitclaim.

In February 2016 we issued 2,898,551 shares of restricted and unregistered shares of common stock for cash totaling $100,000.

In February 2016 we obtained a $250,000 promissory note with a 15% interest rate due on June 2016 and this transaction also included issuance of 100,000 shares of restricted and unregistered shares of common stock as in incentive totaling $5,800.

In February 2016 the board of directors presented an option to the Company’s chairman to convert his cash compensation accrual for year ended December 31, 2015 to stock and the offered is extended until the end of the 1st Quarter of 2016.

In February 2016 we issued 1,428,575 shares of restricted and unregistered shares of common stock as a $50,000 payment for a $209,000 balance owed to one of our service providers.

In February 2016 we entered into a contract agreement for communications and formulate capital strategies in global markets, the term of the agreement is 12 months and cost associated with it ranges from $3,500 to $5,000 per month.

In February 2016 we issued 340,136 shares of restricted and unregistered shares of common stock for cash totaling $25,000.

In February 2016 we issued 136,054 shares of restricted and unregistered shares of common stock for cash totaling $10,000.

In March 2016, a convertible note holder converted $5,000 of principal and interest for 193,010 of the Company’s common stock.

In March 2016, a convertible note holder converted $9,000 of principal and $414 of interest for 570,560 shares of the Company’s common stock.

In March 2016, a convertible note holder converted $5,400 of principal for 300,000 shares of the Company’s common stock.

In March 2016 we obtained a $44,000 convertible promissory note with a 12% interest rate due on December 2016.